CONSOLIDATED STATEMENTS OF CASH FLOWS - DIRECT METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash collection from operating activities
Proceeds from sales of goods and services	$ 10,549,542	$ 5,359,778	$ 4,620,409
Other cash receipts from operating activities	117,118	52,084	51,900
Payments for operating activities
Payments to suppliers for the supply goods and services	(9,113,130)	(4,391,627)	(3,817,339)
Payments to and on behalf of employees	(1,039,336)	(941,068)	(1,227,010)
Other payments for operating activities	(272,823)	(156,395)	(70,558)
Income taxes (paid)	(14,314)	(9,437)	(65,692)
Other cash inflows (outflows)	(130,260)	(87,576)	13,593
Net cash (outflow) inflow from operating activities	96,797	(174,241)	(494,697)
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses		752
Other collections from the sale of equity or debt instruments of other entities
Other cash receipts from sales of equity or debt instruments of other entities	417	35	1,464,012
Other payments to acquire equity or debt instruments of other entities	(331)	(208)	(1,140,940)
Amounts raised from sale of property, plant and equipment	56,377	105,000	75,566
Purchases of property, plant and equipment	(780,538)	(597,103)	(324,264)
Purchases of intangible assets	(50,116)	(88,518)	(75,433)
Interest received	18,934	9,056	36,859
Other cash inflows (outflows)	6,300	18,475	(2,192)
Net cash (outflow) inflow from investing activities	(748,957)	(552,511)	33,608
Proceeds from the issuance of shares	549,038
Payments for changes in ownership interests in subsidiaries that do not result in loss of control			(3,225)
Amounts from the issuance of other equity instruments	3,202,790
Amounts raised from long-term loans	2,361,875		1,425,184
Amounts raised from short-term loans	4,856,025	661,609	560,296
Loans from Related Entities	770,522	130,102	373,125
Loans repayments	(8,759,413)	(463,048)	(793,712)
Payments of lease liabilities	(131,917)	(103,366)	(122,062)
Payments of loans to related entities	(1,008,483)
Dividends paid			(571)
Interest paid	(521,716)	(104,621)	(210,418)
Other cash (outflows) inflows	(463,766)	(11,034)	(107,788)
Net cash inflow (outflow) from financing activities	854,955	109,642	1,120,829
Net (decrease) increase in cash and cash equivalents before effect of exchanges rate change	202,795	(617,110)	659,740
Effects of variation in the exchange rate on cash and cash equivalents	(32,955)	(31,896)	(36,478)
Net (decrease) increase in cash and cash equivalents	169,840	(649,006)	623,262
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,046,835	1,695,841	1,072,579
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 1,216,675	$ 1,046,835	$ 1,695,841